Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities (Parenthetical) (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2014 Debt securities Agency mortgage-backed securities JPY (¥)		Mar. 31, 2013 Debt securities Agency mortgage-backed securities JPY (¥)		Mar. 31, 2014 Debt securities Agency mortgage-backed securities U.S. agency securities JPY (¥)	Mar. 31, 2013 Debt securities Agency mortgage-backed securities U.S. agency securities JPY (¥)	Mar. 31, 2014 Debt securities Agency mortgage-backed securities Japanese agency securities JPY (¥)	Mar. 31, 2013 Debt securities Agency mortgage-backed securities Japanese agency securities JPY (¥)	Mar. 31, 2014 Other debt securities Certificates of deposit ("CDs") and Asset-Backed Securities ("ABS") USD ($)	Mar. 31, 2013 Other debt securities Certificates of deposit ("CDs") and Asset-Backed Securities ("ABS") USD ($)	Mar. 31, 2014 Other debt securities CDs, ABS, and collateral loan obligations ("CLO") JPY (¥)	Mar. 31, 2013 Other debt securities CDs, ABS, and collateral loan obligations ("CLO") JPY (¥)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Fair value, available-for-sale securities	¥ 30,648,761	¥ 39,413,951	¥ 960,874	[1]	¥ 1,005,713	[1]	¥ 105,553	¥ 143,954	¥ 855,321	¥ 861,759	$ 214,488	$ 185,497	¥ 178,055	¥ 243,633

[1]	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥143,954 million and ¥861,759 million, respectively, at March 31, 2013, and ¥105,553 million and ¥855,321 million, respectively, at March 31, 2014. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.